Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Jan. 20, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Debt Instrument [Line Items]
Less: unamortized deferred financing costs		$ (29,347)	$ (12,790)
Total current debt		496,790	76,793
Less: unamortized deferred financing costs		(14,116)	(26,968)
Total long-term debt		2,648,659	2,768,877
Total debt		3,145,449	2,845,670
2017 Senior Secured Notes
Debt Instrument [Line Items]
Current debt gross		438,880
Long-term debt gross			498,887
2018 Senior Secured Term Loan B
Debt Instrument [Line Items]
Current debt gross		7,500	7,500
Long-term debt gross		715,206	721,958
2013 Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross		500,000	50,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Current debt gross		79,757	82,083
Long-term debt gross		697,569	775,000
Total long-term debt	$ 669,700
Total debt				$ 985,000
2020 Senior Secured Notes
Debt Instrument [Line Items]
Long-term debt gross		$ 750,000	$ 750,000